RELATED PARTY BALANCES AND TRANSACTIONS - Due from related party - noncurrent (Details ) - CNY (¥) ¥ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Due from Related Parties, Noncurrent	¥ 40,540	¥ 42,246
Linze Origin Seed Limited [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Noncurrent		¥ 42,246